Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share Details Abstract
Weighted number of shares of basic and diluted loss per share	38,902,214	32,525,138	27,692,668
Loss of basic and diluted loss per share	$ 6,571	$ 6,339	$ 8,257